Property, Plant and Equipment - Disclosure of Property, Plant and Equipment (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024
Mining assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R 34,628	R 28,884
Mining assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	8,712	7,502
Undeveloped properties
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,341	4,475
Other non-mining assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R 588	R 487